UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended						3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2014 VERSO PAPER HOLDINGS LLC		Mar. 31, 2013 VERSO PAPER HOLDINGS LLC		Dec. 31, 2013 VERSO PAPER HOLDINGS LLC		Dec. 31, 2012 VERSO PAPER HOLDINGS LLC		Dec. 31, 2011 VERSO PAPER HOLDINGS LLC
Cash Flows From Operating Activities:
Net loss	$ (90,610)		$ (38,378)		$ (111,206)		$ (173,829)		$ (137,061)		$ (90,601)		$ (37,769)		$ (111,152)		$ (166,170)		$ (122,529)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation, amortization, and depletion	25,683		25,980		104,730		118,178		132,363		25,683		25,980		104,730		118,178		132,363
Restructuring charges					0		77,376		0						0		77,376		0
Loss on early extinguishment of debt, net					0		8,244		26,091						0		8,244		26,091
Amortization of debt issuance costs	1,394	[1]	1,372	[1]	5,398	[2]	5,317	[2]	5,396	[2]	1,394	[1]	1,342	[1]	5,368	[2]	4,957	[2]	5,036	[2]
Accretion of discount on long-term debt	155		139		572		1,421		4,101		155		139		572		1,421		4,101
Equity award expense	392		449		1,805		2,677		2,420		392		449		1,805		2,676		2,420
(Gain) loss on disposal of assets	209		(3,258)		(4,021)		(45,742)		323		209		(3,258)		(4,021)		(45,742)		323
Goodwill impairment					0		0		18,695						0		0		10,551
Other - net	12,830		(3,239)		808		(4,992)		(6,132)		12,830		(3,239)		808		(4,992)		(6,132)
Changes in assets and liabilities:
Accounts receivable	10,527		2,236		(3,610)		27,199		(21,078)		10,527		2,236		(3,610)		27,199		(21,201)
Inventories	(17,171)		(28,813)		(6,176)		28,269		(24,360)		(17,171)		(28,813)		(6,176)		28,269		(24,360)
Prepaid expenses and other assets	(2,466)		(699)		5,177		(8,969)		(787)		(2,466)		(681)		5,177		(8,969)		(801)
Accounts payable	9,963		1,220		(8,059)		(17,813)		(14,191)		9,963		1,220		(8,059)		(18,719)		(14,185)
Accrued liabilities	(47,190)		(40,257)		(13,150)		(5,328)		28,731		(47,197)		(40,701)		(12,904)		(12,426)		22,885
Net cash (used in) provided by operating activities	(96,284)		(83,248)		(27,732)		12,008		14,511		(96,282)		(83,095)		(27,462)		11,302		14,562
Cash Flows From Investing Activities:
Proceeds from insurance settlement					0		51,003		0						0		51,003		0
Proceeds from sale of assets	316		27,640		28,397		1,731		228		316		27,640		28,397		1,731		228
Transfers (to) from restricted cash, net	2,334		(158)		(1,492)		106		23,839		2,334		(158)		(1,492)		106		23,839
Capital expenditures	(16,466)		(8,192)		(40,660)		(59,909)		(90,272)		(16,466)		(8,192)		(40,660)		(59,909)		(90,272)
Other investing activities	(5,020)		(13,653)								(5,020)		(13,653)
Net cash used in investing activities	(8,796)		32,943		(13,755)		(7,069)		(66,205)		(8,796)		32,943		(13,755)		(7,069)		(66,205)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	135,000		50,000		145,000		112,500		0		135,000		50,000		145,000		112,500		0
Payments on revolving credit facilities	(37,000)		(40,000)		(145,000)		(112,500)		0		(37,000)		(40,000)		(145,000)		(112,500)		0
Proceeds from long-term debt					0		341,191		394,618						0		341,191		394,618
Debt issuance costs					(220)		(24,459)		(10,800)						(220)		(24,459)		(10,800)
Repayments of long-term debt	0		(8,501)		(8,501)		(354,984)		(389,998)		0		0		0		(354,984)		(389,998)
Contribution from parent											80		0		0		776		0
Cash distributions											0		(23)		(140)		(82)		(88)
Return of capital											0		(8,653)		(8,653)		0		0
Acquisition of treasury stock	(58)		(22)		(22)		(31)		(53)
Proceeds from issuance of common stock	85		0		0		0		16		0		0
Net cash used in financing activities	98,027		1,477		(8,743)		(38,283)		(6,217)		98,080		1,324		(9,013)		(37,558)		(6,268)
Change in cash and cash equivalents	(7,053)		(48,828)		(50,230)		(33,344)		(57,911)		(6,998)		(48,828)		(50,230)		(33,325)		(57,911)
Cash and cash equivalents at beginning of period	11,295		61,525		61,525		94,869		152,780		11,240		61,470		61,470		94,795		152,706
Cash and cash equivalents at end of period	4,242		12,697		11,295		61,525		94,869		4,242		12,642		11,240		61,470		94,795
Total interest paid	66,271		62,496		129,467		113,334		115,651		66,650		62,723		130,830		114,849		117,043
Total income taxes paid (received)					$ 118		$ 153		$ (8)

[1]	Amortization of debt issuance cost is included in interest expense.
[2]	(1) Amortization of debt issuance cost is included in interest expense.